WARRANTS (Details 1) - Warrants [Member]	12 Months Ended
Feb. 29, 2016 $ / shares shares
Number of shares	913,514
Exercisable number of shares	913,514
$8.25
Exercise prices | $ / shares	$ 8.25
Number of shares	163,107
Weighted average remaining life (years)	4 years 7 months 17 days
Exercisable number of shares	163,107
$10.20
Exercise prices | $ / shares	$ 10.2
Number of shares	14,668
Weighted average remaining life (years)	8 months 16 days
Exercisable number of shares	14,668
$10.50
Exercise prices | $ / shares	$ 10.5
Number of shares	344,005
Weighted average remaining life (years)	4 years 1 month 2 days
Exercisable number of shares	344,005
$13.65
Exercise prices | $ / shares	$ 13.65
Number of shares	99,826
Weighted average remaining life (years)	11 months 1 day
Exercisable number of shares	99,826
$15.00
Exercise prices | $ / shares	$ 15
Number of shares	556
Weighted average remaining life (years)	4 years 3 months
Exercisable number of shares	556
$18.75
Exercise prices | $ / shares	$ 18.75
Number of shares	695
Weighted average remaining life (years)	4 years 3 months
Exercisable number of shares	695
$21.00
Exercise prices | $ / shares	$ 21
Number of shares	38,006
Weighted average remaining life (years)	8 months 5 days
Exercisable number of shares	38,006
$22.50
Exercise prices | $ / shares	$ 22.5
Number of shares	219,754
Weighted average remaining life (years)	2 years 3 months 11 days
Exercisable number of shares	219,754
$31.50
Exercise prices | $ / shares	$ 31.5
Number of shares	29,830
Weighted average remaining life (years)	2 years 1 month 13 days
Exercisable number of shares	29,830
$37.50
Exercise prices | $ / shares	$ 37.5
Number of shares	1,733
Weighted average remaining life (years)	1 year 10 months 13 days
Exercisable number of shares	1,733
$45.00
Exercise prices | $ / shares	$ 45
Number of shares	1,334
Weighted average remaining life (years)	11 months 1 day
Exercisable number of shares	1,334